UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)

BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
First Franklin Mortgage Loan Asset
Backed Certificates, Series 2005-
FF2, Class M2, 0.69%,
3/25/35 (a)	$ 3,220 $	2,151,258
GSAA Home Equity Trust, Series
2005-1, Class AF2, 4.32%,
11/25/34 (a)	842	804,081
Securitized Asset Backed Receivables
LLC Trust (a):
Series 2005-0P1, Class M2,
0.70%, 1/25/35	2,000	1,366,764
Series 2005-OP2, Class M1,
0.68%, 10/25/35	1,025	365,169
Soundview Home Equity Loan Trust,
Series 2007-OPT5, Class 2A2,
1.20%, 10/25/37 (a)	2,500	1,387,930
Total Asset-Backed Securities – 3.1% 6,075,202
Foreign Agency Obligations
Province of Ontario, Canada, 4.10%,
6/16/14 (b)	1,745	1,864,166
Total Foreign Agency Obligations – 1.0% 1,864,166
Non-Agency Mortgage-Backed
Securities
Collateralized Mortgage Obligations — 4.1%
Bank of America Mortgage Securities
Inc., Series 2003-J, Class 2A1,
3.61%, 11/25/33 (a)	374	352,164
Bear Stearns Alt-A Trust, Series
2004-13, Class A1, 0.99%,
11/25/34 (a)	491	359,558
CS First Boston Mortgage Securities
Corp., Series 2005-11, Class 6A5,
6.00%, 12/25/35	1,057	933,421
Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 2A17,
6.00%, 1/25/37	1,468	1,145,060
Homebanc Mortgage Trust,
Series 2005-4, Class A1, 0.52%,
10/25/35 (a)	1,845	1,313,168
Thornburg Mortgage Securities Trust (a):
Series 2006-6, Class A1, 0.36%,
11/25/46	1,841	1,796,183
Series 2007-2, Class A2A,
0.36%, 6/25/37	1,321	1,286,397

Non-Agency Mortgage-Backed	Par
Securities	(000)	Value
Collateralized Mortgage Obligations (concluded)
WaMu Mortgage Pass-Through
Certificates, Series 2005-AR7,
Class A1, 4.89%, 8/25/35 (a)	$ 948 $	923,968
		8,109,919
Commercial Mortgage-Backed Securities — 8.5%
Bear Stearns Commercial Mortgage
Securities, Series 2001-T0P2,
Class A2, 6.48%, 2/15/35	1,521	1,566,250
Commercial Mortgage Pass-Through
Certificates, Series 2007-C9, Class
A2, 5.81%, 12/10/49 (a)	3,250	3,401,584
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5, Class
A2, 5.59%, 9/15/40	3,400	3,511,239
LB-UBS Commercial Mortgage Trust
Class A2:
Series 2007-C1, 5.32%,
2/15/40	2,000	2,038,795
Series 2007-C7, 5.59%,
9/15/45	3,000	3,099,452
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C32,
Class A2, 5.74%, 6/15/49 (a)	3,000	3,101,978
		16,719,298
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust,
Series 2007-A5, Class 1A7,
6.00%, 5/25/37	642	73,742
Total Non-Agency Mortgage-Backed
Securities – 12.6% 24,902,959
Preferred Securities
Capital Trusts
Diversified Financial Services — 0.9%
JPMorgan Chase Capital XXII, 6.45%,
1/15/87	2,000	1,856,816
Electric Utilities — 0.9%
PPL Capital Funding, 6.70%,
3/30/67 (a)	2,000	1,745,000
Insurance — 1.2%
The Allstate Corp., 6.50%,
5/15/67 (a)	2,000	1,915,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds	TBD	To Be Determined
LIBOR	London InterBank Offered Rate

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

	Par
Preferred Securities	(000)	Value
Insurance (concluded)
ZFS Finance (USA) Trust V, 6.50%,
5/09/67 (a)(c)	$ 504 $	476,280
		2,391,280
Total Capital Trusts – 3.0% 5,993,096
Trust Preferreds	Shares
Capital Markets — 0.9%
Morgan Stanley Capital Trust VIII,
6.45%, 4/15/67	80,000	1,774,925
Media — 1.0%
Comcast Corp., 6.63%, 5/15/56	80,000	1,944,770
Total Trust Preferreds – 1.9%		3,719,695
Total Preferred Securities – 4.9% 9,712,791
	Par
Taxable Municipal Bonds	(000)
State — 0.9%
State of California, GO, Various
Purpose 3, 5.65%, 4/01/39	$ 1,680	1,746,410
Total Taxable Municipal Bonds – 0.9% 1,746,410
U.S. Government Sponsored
Agency Securities
Agency Obligations — 3.2%
Fannie Mae, 5.25%, 8/01/12	2,460	2,648,682
Federal Farm Credit Bank, 4.55%,
6/08/20	3,500	3,646,402
		6,295,084
Collateralized Mortgage Obligations — 11.0%
Freddie Mac Mortgage-Backed
Securities, Series 3149, Class HA,
6.00%, 5/15/27	454	456,577
Ginnie Mae Mortgage-Backed
Securities, Class C (a):
Series 2005-87, 5.33%,
9/16/34	10,000	10,781,604
Series 2006-3, 5.24%, 4/16/39	10,000	10,351,077
		21,589,258
Interest Only Collateralized Mortgage Obligations — 0.4%
Ginnie Mae Mortgage-Backed
Securities (a):
Series 2006-30, Class IO,
0.80%, 5/16/46	8,377	334,101
Series 2007-20, Class SA,
5.69%, 4/20/37	2,326	229,185

U.S. Government Sponsored	Par
Agency Securities	(000)	Value
Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed
Securities (concluded):
Series 2007-40, Class SN,
6.23%, 7/20/37	$ 2,784 $	292,160
		855,446
Interest Only Mortgaged-Backed Securities — 4.3%
Fannie Mae Mortgage Backed
Securities, 5.24%, 4/01/12 (b)	7,939	8,414,701
Mortgaged-Backed Securities — 48.4%
Fannie Mae Mortgage-Backed
Securities:
4.00%, 4/01/24 - 10/01/24	8,917	9,060,056
4.50%, 5/01/39 - 5/15/40 (d)	4,430	4,442,038
4.66%, 7/01/10	1,803	1,802,920
4.68%, 2/01/13	5,199	5,467,069
5.00%, 11/01/33 –7/01/35 (b)	21,734	22,540,213
5.50%, 7/01/17 -
7/01/38 (b)(e)	33,973	35,974,461
5.71%, 2/01/12	2,557	2,735,007
6.00%, 2/01/36 - 4/15/40 (d)	7,160	7,628,761
6.60%, 1/01/11	4,760	4,845,123
Freddie Mac Mortgage-Backed
Securities, 4.50%, 5/01/34	1,027	1,039,750
Ginnie Mae Mortgage-Backed
Securities, 5.00%, 11/15/35	36	38,006
		95,573,404
Total U.S. Government Sponsored
Agency Securities – 67.3% 132,727,893
U.S. Treasury Obligations
U.S. Treasury Notes:
1.38%, 3/15/13 (f)	6,200	6,163,668
3.13%, 8/31/13	110	114,778
2.38%, 2/28/15 (f)	19,195	19,063,130
2.38%, 3/31/15	10,905	10,874,357
4.63%, 2/15/40	9,795	9,654,197
Total U.S. Treasury Obligations – 23.2%		45,870,130
Total Long-Term Investments
(Cost – $218,760,683) – 113.0%		222,899,551

2 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.13% (g)(h)	2,049,665 $	2,049,665
Total Short-Term Securities
(Cost – $2,049,665) – 1.0%		2,049,665
Total Investments Before TBA Sale
Commitments and Outstanding Options
Written (Cost – $220,810,348*) –
114.0%		224,949,216
	Par
TBA Sale Commitments (d)	(000)
Fannie Mae Mortgage-Backed
Securities, 6.00%, 2/01/36 -
4/15/40	$ 2,600	(2,761,689)
Total TBA Sale Commitments
(Proceeds – $2,760,063) – (1.4)% (2,761,689)
Options Written	Contracts
Exchange-Traded Call Options — 0.0%
Fannie Mae Guaranteed Pass -
Through Certificates, Strike Price
$103.66, expires 4/06/10	500,000	(23,450)
Over-the-Counter Call Swaptions — 0.0%
Pay a fixed rate of 2.50% and
receive a floating rate based on 3-
month LIBOR, expires 4/12/10,
Broker Deutsche Bank AG	30 (i)	(5,970)
Pay a fixed rate of 3.65% and
receive a floating rate based on 3-
month LIBOR, expires 4/20/10,
Broker Citibank NA	20 (i)	(39,300)
		(45,270)
Total Options Written
(Premiums Received – $351,594) – 0.0%		(68,720)
Total Investments, Net of TBA Sale Commitments and
Outstanding Options Written – 112.6%		222,118,807
Liabilities in Excess of Other Assets – (12.6)%		(24,774,430)
Net Assets – 100.0%	$ 197,344,377

* The cost and unrealized appreciation (depreciation) of investments as of

March 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 220,810,348
Gross unrealized appreciation	$ 9,245,976
Net Gross unrealized unrealized appreciation depreciation	$ (5,107,108) 4,138,868

(a) Variable rate security. Rate shown is as of report date.
(b) All or a portion of security has been pledged as collateral in connection with open swaps.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Represents or includes a to-be-announced (“TBA”) transaction. Unsettled

TBA transactions as of report date were as follows:

	Market	Unrealized
Counterparty	Value	Depreciation
Credit Suisse Securities LLC	$ (2,761,689)$	(1,626)
Goldman Sachs & Co.	$ 3,370,926$	(12,708)
All or portion of security has been
pledged as collateral in connection
with open financial futures contracts.

(e) All or a portion of security has been pledged as collateral for reverse repurchase agreements.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	$ (131,653)	$ 1,480

(h) Represents the current yield as of report date.
(i) One contract represents a notional amount of $1 million.

• Financial futures contracts purchased as of March 31, 2010 were as follows:
		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Appreciation
153	2-Year U.S.
	Treasury Bond	June 2010	$ 33,187,258 $	6,570
165	10-Year U.S.
	Treasury Bond	June 2010	$ 19,136,543	44,707
299	30-Year U.S.
	Treasury Bond	June 2010	$ 34,656,635	64,740
Total			$ 116,017

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock Enhanced Government Fund, Inc. (EGF)

• Financial futures contracts sold as of March 31, 2010 were as follows:

				Unrealized
		Expiration	Notional	Appreciation
Contracts	Issue	Date	Value	(Depreciation)
171	5-Year U.S. Treasury Notes	June 2010	$ 19,712,150	$ 73,869
4	Euro Dollar Future	June 2010	$ 996,138	(162)
4	Euro Dollar Future	September 2010	$ 994,288	(362)
4	Euro Dollar Future	December 2010	$ 991,488	(212)
4	Euro Dollar Future	March 2011	$ 988,088	(112)
3	Euro Dollar Future	June 2011	$ 738,404	66
2	Euro Dollar Future	September 2011	$ 490,494	94
2	Euro Dollar Future	December 2011	$ 488,819	194
3	Euro Dollar Future	March 2012	$ 731,129	516
Total				$ 73,891

• Reverse repurchase agreements outstanding as of March 31, 2010 were as follows:

		Interest	Trade	Maturity	Net Closing		Face
Counterparty		Rate	Date	Date	Amount	Amount
Credit Suisse Securities (USA), Inc.		0.18%	3/01/10	TBD	$ 4,020,623 $		4,020,000
Bank of America, NA		0.17%	3/23/10	TBD	6,169,233		6,169,000
Total					$ 10,189,856	$ 10,189,000
•Interest rate swaps outstanding as of March 31, 2010 were as follows:
							Unrealized
Fixed	Floating					Notional	Appreciation
Rate	Rate		Counter-party		Expiration	Amount (000)	(Depreciation)
0.80%(a)	3-month LIBOR		JPMorgan Chase Bank NA		March 2011	USD 16,100	$ 27,373
3.95%(b)	3-month Australian Bank Bill Short-Term Rate		Deutsche Bank AG		May 2011	AUD 3,560	(34,655)
4.02%(b)	3-month Australian Bank Bill Short-Term Rate		Deutsche Bank AG		May 2011	AUD 10,555	(96,267)
1.13%(c)	3-month LIBOR		Deutsche Bank AG		January 2012	USD 11,200	(16,916)
1.14%(c)	3-month LIBOR		Credit Suisse International		March 2012	USD 13,500	2,078
4.63%(c)	3-month LIBOR		Deutsche Bank AG		March 2013	USD 50,000	(4,154,806)
5.71%(c)	3-month LIBOR		Deutsche Bank AG		June 2017	USD 25,000	(3,847,207)
5.96%(c)	3-month LIBOR		Deutsche Bank AG	December 2037		USD 25,000	(5,922,201)
Total							$ (14,042,601)
(a)Pays floating interest rate and receives fixed rate.
(b)Pays floating interest amount and receives fixed amount at expiration.
(c)Pays fixed interest rate and receives floating rate.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)

BlackRock Enhanced Government Fund, Inc. (EGF)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Assets-Backed Securities	-	$ 6,075,202	-	$ 6,075,202
Foreign Agency Obligations	-	1,864,166	-	1,864,166
Non-Agency Mortgage-Backed Securities	-	23,684,157	$ 1,218,802	24,902,959
Preferred Securities	-	9,712,791	-	9,712,791
Taxable Municipal Bonds	-	1,746,410	-	1,746,410
U.S. Government Sponsored Agency Securities	-	132,727,893	-	132,727,893
U.S. Treasury Obligations	-	45,870,130	-	45,870,130
Short-Term Securities:
Money Market Fund	$ 2,049,665	-	-	2,049,665
Liabilities:
Investments in Securities:
Short-Term Securities:
TBA Sale Commitments	-	(2,761,689)	-	(2,761,689)
Total	$ 2,049,665	$ 218,919,060	$ 1,218,802	$ 222,187,527
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$ 190,756	$ 29,451	-	$ 220,207
Liabilities:
Interest rate contracts	(24,298)	(14,082,667)	$ (34,655)	(14,141,620)
Total	$ 166,458	$ (14,053,216)	$ (34,655)	$ (13,921,413)

1 Derivative financial instruments are futures contracts, swaps and options written. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

MARCH 31, 2010

Schedule of Investments (concluded)

BlackRock Enhanced Government Fund, Inc. (EGF)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed	Non-Agency Mortgage-
	Securities	Backed Securities	Total
Asset/Liabilities:
Balance, as of December 31, 2009	$ 1,255,800	$ 1,279,621	$ 2,535,421
Accrued discounts/premium	-	(6,630)	(6,630)
Net realized gain (loss)	-	(1,300)	(1,300)
Net change in unrealized
appreciation /depreciation[2]	895,458	79,657	975,115
Purchases	-	-	-
Sales	-	(132,546)	(132,546)
Transfers in3	-	-	-
Transfers out[3]	(2,151,258)	-	(2,151,258)
Balance, as of March 31, 2010	-	$ 1,218,802	$ 1,218,802

2 The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $79,658.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate Contracts [4]
Liabilities:
Balance, as of December 31, 2009	$ (129,697)
Accrued discounts/premium	-
Net realized gain (loss)	-
Net change in unrealized
appreciation/depreciation	(1,225)
Purchases	-
Sales	-
Transfers in3	-
Transfers out[3]	96,267
Balance, as of March 31, 2010	$ (34,655)

3 The Fund’s policy is to recognize transfers in and transfers out as of the period of the event or the change in circumstances that caused the transfer.
4 Derivative financial instruments are swaps.

6 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

MARCH 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Government Fund, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 27, 2010